Other Income And Expense (Details 1) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Consolidated statement of operations
Net sales	$ 3,404	$ 3,226	$ 3,192
Selling, general, and administrative expenses	(574)	(539)	(548)
Other income	76	(7)	20
Income taxes	(257)	(233)	(195)
Net income	572	449	435
Other income expense [Member]
Consolidated statement of operations
Net sales	(3)
Selling, general, and administrative expenses	(6)
Other income	62
Income taxes	(15)
Net income	$ 38